Summary of the main accounting policies: Additional information (Details) $ / shares in Units, $ in Thousands, $ in Thousands, shares in Millions					12 Months Ended
	Oct. 20, 2022 MXN ($)	Oct. 20, 2022 USD ($)	Feb. 20, 2020 MXN ($)	May 15, 2008	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Apr. 14, 2023	Feb. 20, 2020 USD ($)
Revenue From Regulated Services
Closing foreign exchange rate					19.47	20.47		18.02
Investments in joint ventures accounted for using equity method					$ 10,266	$ 10,689
Restricted Cash and Cash Equivalents for Passenger Facility Charge Authorized by FAA					$ 96,485	$ 123,081
Original concession period for operating rights				25 years	50 years
Concession period for operating rights					26 years
Applicable tax rate					30.00%	30.00%	30.00%
Termination benefits expense					$ 4,343	$ 2,866	$ 2,382
Income from continuing operations attributable to owners of parent					$ 9,986,548	$ 5,983,747	$ 1,972,319
Weighted average number of ordinary shares outstanding | shares					300	300	300
Basic earnings per share | $ / shares					$ 33.29	$ 19.95	$ 6.57
Reimbursement of contributed capital	$ 2,113,113	$ 165,625
Dividends	$ 690,833	$ 34,375			$ 4,509,000	$ 2,463,000
Percentage of ownership interest in subsidiary	60.00%	60.00%
Mexico
Revenue From Regulated Services
Restricted cash					148,621
Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash					$ 1,175,622
Applicable tax rate					10.00%
Airport Development Group, LLC
Revenue From Regulated Services
Percentage Of Equity Interest Acquired			50.00%
Investments in joint ventures accounted for using equity method									$ 500
Avialliance partner
Revenue From Regulated Services
Percentage of profit sharing	40.00%	40.00%
Aeropuerto de Cancun, S. A. de C. V.
Revenue From Regulated Services
Investments in joint ventures accounted for using equity method			$ 10,556
Percentage of ownership interest in subsidiary					100.00%	100.00%	100.00%
Aerostar Airport Holdings, LLC
Revenue From Regulated Services
Restricted cash					$ 1,272,106	$ 123,081	$ 5,055
Percentage of profit sharing	60.00%	60.00%
Percentage of ownership interest in subsidiary					60.00%	60.00%
Airplan
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares					248.48	198.28
Original concession period for operating rights				15 years	40 years
Applicable tax rate					35.00%	31.00%	32.00%
Percentage of ownership interest in subsidiary					100.00%
Aerostar
Revenue From Regulated Services
Closing foreign exchange rate | $ / shares					19.47	20.47
Restricted cash					$ 96,485
Original concession period for operating rights					40 years
Concession period for operating rights					30 years
Applicable tax rate					10.00%	10.00%	10.00%
Percentage of ownership interest in subsidiary					60.00%
Aerostar | Puerto Rico (Aerostar)
Revenue From Regulated Services
Restricted cash					$ 1,175,622
Minimum | Airplan
Revenue From Regulated Services
Original concession period for operating rights					24 years